Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jul. 31, 2015
C000240584
Account Value [Line Items]
Line Graph and Table Measure Name	Fulcrum Diversified Absolute Return Fund
Account Value	$ 1,399,074	$ 1,305,203	$ 1,194,858	$ 1,218,137	$ 1,220,551	$ 1,103,789	$ 1,016,707	$ 1,005,761	$ 974,868	$ 957,000	$ 1,000,000
Bloomberg Global Aggregate USD Hedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate USD Hedged Index
Account Value	$ 1,246,896	1,174,610	1,127,263	1,121,452	1,231,552	1,230,612	1,160,207	1,076,299	1,058,782	1,063,172	1,000,000
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 1,217,141	$ 1,162,392	$ 1,102,495	$ 1,063,942	$ 1,062,158	$ 1,061,158	$ 1,044,150	$ 1,020,545	$ 1,006,829	$ 1,001,957	$ 1,000,000